UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23027

John Hancock Collateral Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116 (Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service) Registrant's telephone number, including area code: 617-543-9634

Date of fiscal year end:	December 31
Date of reporting period:	June 30, 2022

ITEM 1. REPORTS TO STOCKHOLDERS

Semiannual report
John Hancock
Collateral Trust
Fixed income
June 30, 2022

John Hancock
Collateral Trust

2	Portfolio summary
4	Your expenses
6	Fund’s investments
10	Financial statements
13	Financial highlights
14	Notes to financial statements
18	Evaluation of advisory and subadvisory agreements by the Board of Trustees
24	Statement regarding liquidity risk management
26	More information
1	JOHN HANCOCK COLLATERAL TRUST | SEMIANNUAL REPORT

Portfolio summary
PORTFOLIO COMPOSITION AS OF 6/30/2022 (% of net assets)

MATURITY COMPOSITION AS OF 6/30/2022 (% of net assets)

SEMIANNUAL REPORT | JOHN HANCOCK COLLATERAL TRUST	2

TOP 10 ISSUERS AS OF 6/30/2022 (% of net assets)
Cargill, Inc., 1.521%, 7-1-22	5.0
Barclays Bank PLC, 1.269% to 1.734%, 7-1-22 to 8-3-22	5.0
Archer-Daniels-Midland Company, 1.541%, 7-1-22	4.8
Manhattan Asset Funding Company LLC, 0.231% to 1.987%, 7-1-22 to 12-2-22	4.5
Royal Bank of Canada, 0.410% to 2.543%, 7-11-22 to 4-28-23	4.4
Toyota Motor Credit Corp., 1.289% to 2.003%, 7-27-22 to 3-30-23	4.4
Sumitomo Mitsui Trust Bank, Ltd., 1.724% to 1.865%, 7-29-22 to 9-28-22	4.1
Thunder Bay Funding LLC, 1.147% to 2.047%, 7-22-22 to 11-7-22	3.9
Old Line Funding LLC, 1.882% to 2.119%, 9-22-22 to 12-2-22	3.8
PSP Capital, Inc., 0.843% to 1.557%, 7-19-22 to 8-31-22	3.5
TOTAL	43.4
Notes about risk
The fund is subject to various risks as described in the fund’s registration statement. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the "Risks" section of the registration statement.
3	JOHN HANCOCK COLLATERAL TRUST | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (if applicable), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on January 1, 2022, with the same investment held until June 30, 2022.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at June 30, 2022, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on January 1, 2022, with the same investment held until June 30, 2022. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK COLLATERAL TRUST	4

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the registration statements for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

	Account value on 1-1-2022	Ending value on 6-30-2022	Expenses paid during 6-30-2022[1]	Annualized expense ratio
Actual expenses/actual returns	$1,000.00	$1,001.50	$0.45	0.09%
Hypothetical example	1,000.00	1,024.30	0.45	0.09%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
5	JOHN HANCOCK COLLATERAL TRUST | SEMIANNUAL REPORT

Fund’s investments
AS OF 6-30-22 (unaudited)
	Maturity date	Yield (%)	Par value^	Value
Commercial paper 52.3%				$834,750,902
(Cost $835,301,100)
Archer-Daniels-Midland Company	07-01-22	1.541	77,000,000	76,996,744
Barclays Bank PLC	07-01-22 to 07-28-22	1.269 to 1.622	53,520,000	53,510,840
BMW US Capital LLC	07-05-22 to 07-11-22	1.562 to 1.603	50,000,000	49,981,140
Cargill, Inc.	07-01-22	1.521	79,000,000	78,996,662
Colgate-Palmolive Company	07-08-22	1.531	40,000,000	39,986,427
Commonwealth Bank of Australia	07-15-22	0.264	1,000,000	999,329
EssilorLuxottica SA	07-12-22 to 07-22-22	1.279 to 1.572	20,500,000	20,481,399
Gotham Funding Corp.	07-05-22 to 08-05-22	1.055 to 1.675	37,344,000	37,322,048
John Deere Canada ULC	07-15-22	1.654	25,000,000	24,983,813
JP Morgan Securities LLC	07-14-22 to 01-30-23	1.033 to 2.396	43,000,000	42,547,587
Macquarie Bank, Ltd.	08-19-22 to 11-10-22	1.474 to 2.048	25,000,000	24,821,920
Manhattan Asset Funding Company LLC	07-01-22 to 07-26-22	0.231 to 1.624	27,300,000	27,286,133
MUFG Bank, Ltd.	07-18-22	1.510	19,700,000	19,684,033
National Rural Utilities Cooperative Finance Corp.	07-21-22	1.776	10,000,000	9,990,358
NSTAR Electric Company	07-01-22 to 07-07-22	1.541 to 1.633	43,000,000	42,992,863
Old Line Funding LLC (SOFR + 0.380%) (A)	10-31-22	1.926	10,000,000	10,000,000
Old Line Funding LLC (SOFR + 0.570%) (A)	09-22-22	2.119	25,000,000	25,000,000
PSP Capital, Inc.	07-19-22 to 08-31-22	0.843 to 1.557	56,750,000	56,662,816
Royal Bank of Canada	07-11-22 to 03-13-23	0.410 to 2.543	25,000,000	24,660,680
Salt River Project Agricultural Improvement & Power District	07-12-22 to 07-19-22	1.167 to 1.624	40,000,000	39,953,191
The Bank of Nova Scotia	09-15-22	0.204	5,000,000	4,978,151
Thunder Bay Funding LLC (SOFR + 0.360%) (A)	10-05-22	1.906	15,000,000	15,000,000
Thunder Bay Funding LLC (SOFR + 0.400%) (A)	11-04-22	1.947	20,000,000	20,000,000
Thunder Bay Funding LLC	07-22-22 to 11-07-22	1.147 to 2.047	27,440,000	27,293,098
Toyota Motor Credit Corp.	07-27-22	1.289	20,000,000	19,975,430
University of California	07-19-22	1.573	5,000,000	4,995,887
Walmart, Inc.	07-06-22 to 07-11-22	1.572	5,400,000	5,397,724
Westpac Banking Corp.	09-08-22	0.193	5,000,000	4,980,682
Westpac Securities NZ, Ltd.	07-06-22 to 09-02-22	0.355 to 1.730	8,750,000	8,746,706

Yale University	07-20-22 to 08-18-22	1.372 to 1.583	16,550,000	16,525,241
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK COLLATERAL TRUST	6

	Maturity date	Yield (%)	Par value^	Value

Corporate interest-bearing obligations 21.3%				$339,982,451
(Cost $340,370,418)
Apple, Inc.	05-03-23	2.309	4,000,000	3,981,217

Bank of Montreal (SOFR + 0.250%) (A)	03-02-23	1.788	19,000,000	18,961,218
Bank of Montreal (SOFR + 0.450%) (A)	09-06-22	1.987	10,000,000	10,002,390
Barclays Bank PLC (SOFR + 0.200%) (A)(B)	08-03-22	1.734	25,000,000	25,000,000
Canadian Imperial Bank of Commerce	06-22-23	2.825	1,984,000	1,922,552
Chariot Funding LLC (SOFR + 0.270%) (A)(B)	07-26-22	1.815	25,000,000	25,001,617
Chariot Funding LLC (SOFR + 0.400%) (A)(B)	11-07-22	1.947	20,000,000	19,998,051
Emerson Electric Company	02-15-23	1.628	2,500,000	2,501,865
JP Morgan Securities LLC (SOFR + 0.160%) (A)	08-17-22	1.704	14,000,000	13,997,836
Manhattan Asset Funding Company LLC (SOFR + 0.180%) (A)(B)	08-25-22	1.713	10,000,000	10,000,000
Manhattan Asset Funding Company LLC (SOFR + 0.330%) (A)(B)	09-06-22	1.866	25,000,000	25,000,000
Manhattan Asset Funding Company LLC (SOFR + 0.450%) (A)(B)	12-02-22	1.987	10,000,000	10,000,000
NSTAR Electric Company	10-15-22	1.817	1,500,000	1,499,105
Old Line Funding LLC (1 month CME Term SOFR + 0.370%) (A)(B)	11-28-22	1.882	10,000,000	10,000,000
Old Line Funding LLC (SOFR + 0.400%) (A)(B)	12-02-22	1.947	15,000,000	15,000,000
Philip Morris International, Inc.	08-17-22 to 11-02-22	0.613 to 1.539	11,103,000	11,094,617
Royal Bank of Canada (SOFR + 0.350%) (A)(B)	02-28-23	1.889	10,000,000	9,985,723
Royal Bank of Canada (SOFR + 0.430%) (A)(B)	03-01-23	1.968	10,000,000	9,994,914
Royal Bank of Canada (SOFR + 0.480%) (A)(B)	04-28-23	2.018	15,000,000	15,000,000
Royal Bank of Canada (SOFR + 0.500%) (A)(B)	03-02-23	2.039	10,000,000	9,995,573
The Bank of Nova Scotia (SOFR + 0.420%) (A)(B)	11-01-22	1.957	10,000,000	10,000,308
The Bank of Nova Scotia (SOFR + 0.500%) (A)(B)	12-23-22	2.038	7,000,000	7,000,644
The Bank of Nova Scotia (SOFR + 0.520%) (A)(B)	01-30-23	2.058	25,000,000	25,000,883
7	JOHN HANCOCK COLLATERAL TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Maturity date	Yield (%)	Par value^	Value

Toyota Motor Credit Corp.	01-11-23 to 03-30-23	1.443 to 1.755	21,880,000	$21,842,036

Toyota Motor Credit Corp. (SOFR + 0.200%) (A)	11-04-22 to 02-13-23	1.744 to 2.003	27,210,000	27,201,902
Certificate of deposit 8.2%				$130,661,635
(Cost $130,736,330)
Commonwealth Bank of Australia (SOFR + 0.460%) (A)	04-03-23	2.010	10,000,000	9,989,189

Goldman Sachs Bank USA	09-09-22	1.673	4,750,000	4,732,734
Goldman Sachs Bank USA (SOFR + 0.210%) (A)	09-16-22	1.744	10,000,000	9,997,488
Goldman Sachs Bank USA (SOFR + 0.160%) (A)	09-08-22	1.819	1,000,000	999,681
Goldman Sachs Bank USA (SOFR + 0.360%) (A)	09-29-22	1.896	5,000,000	5,000,322
Goldman Sachs Bank USA (SOFR + 0.300%) (A)	03-09-23 to 03-10-23	1.839	30,000,000	29,943,508
MUFG Bank, Ltd. (SOFR + 0.190%) (A)	08-24-22	1.734	5,000,000	4,999,833
Sumitomo Mitsui Trust Bank, Ltd. (SOFR + 0.180%) (A)	08-24-22	1.724	10,000,000	9,998,274
Sumitomo Mitsui Trust Bank, Ltd. (SOFR + 0.300%) (A)	09-28-22	1.835	30,000,000	29,997,753

Sumitomo Mitsui Trust Bank, Ltd. (SOFR + 0.320%) (A)	07-29-22 to 08-02-22	1.855 to 1.865	25,000,000	25,002,853
U.S. Government 2.8%				$44,970,694
(Cost $44,997,087)
U.S. Treasury Bill	07-21-22	0.347	25,000,000	24,986,163

U.S. Treasury Note (3 month USBMMY - 0.075%) (A)	04-30-24	1.621	20,000,000	19,984,531
Time deposits 2.5%				$40,000,000
(Cost $40,000,000)
BNP Paribas SA	07-01-22	1.572	40,000,000	40,000,000

U.S. Government Agency 1.7%				$26,495,567
(Cost $26,522,679)
Federal Farm Credit Bank (SOFR + 0.060%) (A)	01-13-23	1.551	10,524,000	10,526,711

Federal Home Loan Bank	07-15-22 to 06-14-23	0.940 to 1.992	16,000,000	15,968,856

	Par value^	Value
Repurchase agreement 9.3%		$148,000,000
(Cost $148,000,000)
Barclays Tri-Party Repurchase Agreement dated 6-30-22 at 1.450% to be repurchased at $50,002,014 on 7-1-22, collateralized by $49,942,890 U.S. Treasury Inflation Indexed Notes, 0.375% due 7-15-23 (valued at $51,002,160)	50,000,000	50,000,000
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK COLLATERAL TRUST	8

	Par value^	Value
Repurchase Agreement with State Street Corp. dated 6-30-22 at 0.240% to be repurchased at $25,000,167 on 7-1-22, collateralized by $21,490,800 U.S. Treasury Inflation Indexed Notes, 0.625% due 4-15-23 (valued at $25,500,078)	25,000,000	$25,000,000
Repurchase Agreement with State Street Corp. dated 6-30-22 at 1.440% to be repurchased at $73,002,920 on 7-1-22, collateralized by $50,483,200 U.S. Treasury Notes, 1.250% due 4-30-28 (valued at $45,363,952) and $13,972,700 U.S. Treasury Inflation Indexed Bonds, 3.625% due 4-15-28 (valued at $29,096,130)	73,000,000	73,000,000

Total investments (Cost $1,565,927,614) 98.1%		$1,564,861,249
Other assets and liabilities, net 1.9%		29,549,852
Total net assets 100.0%		$1,594,411,101

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
SOFR	Secured Overnight Financing Rate
USBMMY	U.S. Treasury Bill Money Market Yield
(A)	Variable rate obligation.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $226,977,713 or 14.2% of the fund’s net assets as of 6-30-22.
At 6-30-22, the aggregate cost of investments for federal income tax purposes was $1,565,927,614. Net unrealized depreciation aggregated to $1,066,365, of which $9,626 related to gross unrealized appreciation and $1,075,991 related to gross unrealized depreciation.
9	JOHN HANCOCK COLLATERAL TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 6-30-22 (unaudited)

Assets
Unaffiliated investments, at value (Cost $1,565,927,614)	$1,564,861,249
Cash	30,373,351
Interest receivable	878,091
Other assets	31,953
Total assets	1,596,144,644
Liabilities
Distributions payable	1,429,350
Payable for fund shares repurchased	11,679
Payable to affiliates
Administrative services fees	89,383
Transfer agent fees	19,472
Trustees’ fees	374
Other liabilities and accrued expenses	183,285
Total liabilities	1,733,543
Net assets	$1,594,411,101
Net assets consist of
Paid-in capital	$1,595,526,430
Total distributable earnings (loss)	(1,115,329)
Net assets	$1,594,411,101

Net asset value per share
Based on 159,497,978 shares of beneficial interest outstanding - unlimited number of shares authorized with no par value	$10.00
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Collateral Trust	10

STATEMENT OF OPERATIONS For the six months ended 6-30-22 (unaudited)

Investment income
Interest	$4,481,499
Expenses
Investment management fees	4,064,947
Administrative services fees	119,213
Transfer agent fees	39,472
Trustees’ fees	19,784
Custodian fees	56,344
Printing and postage	8,823
Professional fees	48,850
Other	41,926
Total expenses	4,399,359
Less expense reductions	(3,675,245)
Net expenses	724,114
Net investment income	3,757,385
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(48,964)
(48,964)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(1,019,537)
(1,019,537)
Net realized and unrealized loss	(1,068,501)
Increase in net assets from operations	$2,688,884
11	JOHN HANCOCK Collateral Trust | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 6-30-22 (unaudited)	Year ended 12-31-21
Increase (decrease) in net assets
From operations
Net investment income	$3,757,385	$594,808
Net realized gain (loss)	(48,964)	178,253
Change in net unrealized appreciation (depreciation)	(1,019,537)	(338,528)
Increase in net assets resulting from operations	2,688,884	434,533
Distributions to shareholders
From earnings	(3,757,385)	(824,477)
Total distributions	(3,757,385)	(824,477)
Fund share transactions
Shares issued	9,231,386,421	18,830,862,725
Distributions reinvested	54,512	19,990
Repurchased	(8,893,425,317)	(18,724,962,126)
Total from fund share transactions	338,015,616	105,920,589
Total increase	336,947,115	105,530,645
Net assets
Beginning of period	1,257,463,986	1,151,933,341
End of period	$1,594,411,101	$1,257,463,986
Share activity
Shares outstanding
Beginning of period	125,708,716	115,123,545
Shares issued	923,184,252	1,882,069,724
Distributions reinvested	5,452	1,998
Shares repurchased	(889,400,442)	(1,871,486,551)
End of period	159,497,978	125,708,716
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Collateral Trust	12

Financial highlights
Period ended	6-30-22[1]	12-31-21	12-31-20	12-31-19	12-31-18	12-31-17
Per share operating performance
Net asset value, beginning of period	$10.00	$10.01	$10.01	$10.00	$10.00	$10.01
Net investment income[2]	0.02	0.01	0.06	0.23	0.20	0.11
Net realized and unrealized gain (loss) on investments	—[3]	(0.01)	—[3]	0.01	—[3]	(0.01)
Total from investment operations	0.02	0.00	0.06	0.24	0.20	0.10
Less distributions
From net investment income	(0.02)	(0.01)	(0.06)	(0.23)	(0.20)	(0.11)
From net realized gain	—	—[3]	—	—	—	—
Total distributions	(0.02)	(0.01)	(0.06)	(0.23)	(0.20)	(0.11)
Net asset value, end of period	$10.00	$10.00	$10.01	$10.01	$10.00	$10.00
Total return (%)[4]	0.15[5]	0.04	0.64	2.43	2.00	1.00
Ratios and supplemental data
Net assets, end of period (in millions)	$1,594	$1,257	$1,152	$2,270	$2,265	$1,667
Ratios (as a percentage of average net assets):
Expenses before reductions	0.54[6]	0.55	0.54	0.53	0.53	0.54
Expenses including reductions	0.09[6]	0.10	0.09	0.08	0.08	0.09
Net investment income	0.46[6]	0.05	0.64	2.28	1.99	1.07
Portfolio turnover (%)	—[7]	21[8]	96[8]	106[8]	70[8]	132[8]

[1]	Six months ended 6-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Effective November 19, 2021, the fund converted to an institutional prime money market fund, and therefore, portfolio turnover is no longer required.
[8]	The calculation of portfolio turnover excludes amounts from all securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund.
13	JOHN HANCOCK Collateral Trust | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Collateral Trust (the fund) is the sole series of John Hancock Collateral Trust (the Trust), an open-end management investment company organized under the Investment Company Act of 1940, as amended (the 1940 Act). The fund is a privately offered 1940 Act registered institutional prime money market fund and beneficial interests of the fund are not registered under the Securities Act of 1933, as amended. The current investors in the fund are investment companies advised by John Hancock Investment Management LLC, the fund’s investment advisor (the Advisor), or its affiliates. The fund has the ability to impose liquidity fees on redemptions and/or temporarily suspend redemptions in the event that fund’s weekly liquid assets fall below certain thresholds. This is subject to a determination by fund’s Board that such a liquidity fee or redemption gate is in the fund’s best interest. The fund serves primarily as an investment vehicle for cash received as collateral by such affiliated funds for participation in securities lending. The fund also serves as an investment vehicle for an overnight cash sweep for affiliated funds.
The investment objective of the fund is to seek current income, while maintaining adequate liquidity, safeguarding the return of principal and minimizing risk of default. The fund invests only in U.S. dollar-denominated securities that, at the time of investment, are "eligible securities" as defined by Rule 2a-7 under the 1940 Act. The fund’s net asset value (NAV) varies daily.
In accordance with Rule 2a-7, the fund is designated as an institutional prime money market fund and is required to utilize current market-based prices to value its portfolio securities and transact at a floating net asset value (NAV) that uses four-decimal-place precision ($10.0000). Because the share price of the fund will fluctuate, when a shareholder sells its shares, they may be worth more or less than what the shareholder originally paid for them.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
SEMIANNUAL REPORT | JOHN HANCOCK Collateral Trust	14

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of June 30, 2022, all investments are categorized as Level 2 under the hierarchy described above.
Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund
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based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended June 30, 2022, the fund had no borrowings under the line of credit. Commitment fees for the six months ended June 30, 2022 were $4,834.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of December 31, 2021, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. The fund had no material book-tax differences at December 31, 2021.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
The Advisor serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Placement Agent), performs services related to the offering and sale of shares of the fund. The Advisor and the Placement Agent are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation (MFC).
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.500% of the first $1.5 billion of the fund’s average net assets and (b) 0.480% of the fund’s average net assets in excess of $1.5 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
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The Advisor has contractually agreed to waive its management fee by 0.45% of the fund’s average net assets. The expense waiver will remain in effect until April 30, 2023, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time and may be terminated at any time thereafter.
The expense reductions described above amounted to $3,675,245 for the six months ended June 30, 2022.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended June 30, 2022, were equivalent to a net annual effective rate of 0.05% of the fund’s average daily net assets.
Administrative services fees. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These administrative services fees incurred, for the six months ended June 30, 2022, amounted to an annual rate of 0.01% of the fund’s average daily net assets.
Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (the Transfer Agent), an affiliate of the Advisor. Monthly, the fund pays the Transfer Agent a fee which is based on an annual rate of $60,000. The fund also pays certain out-of-pocket expenses to the Transfer Agent.
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Coronavirus (COVID-19) pandemic
The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
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EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Collateral Trust (the fund) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment  LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor) for the fund. The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 21-23, 2022 videoconference1 meeting, at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at the videoconference meeting held on May 24-25, 2022. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.Approval of Advisory and Subadvisory Agreements
At videoconference meetings held on June 21-23, 2022, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the fund under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the fund and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

1On June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board’s May and June meetings were held via videoconference in reliance on the Order. This exemptive order supersedes, in part, a similar, earlier exemptive order issued by the SEC.
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Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the fund and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the fund’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers.  The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
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(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index for the three- and five-year periods ended December 31, 2021, and underperformed its benchmark for the one-year period ended December 31, 2021. The Board also noted that the fund outperformed its peer group median for the one-, three-, and five-year periods ended December 31, 2021. The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index for the three- and five-year periods and to the peer group median for the one-, three-, and five-year periods. The Board concluded that the fund’s performance has generally outperformed the historical performance of comparable funds and the fund’s benchmark index.
Fees and expenses.  The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted the fund’s net management fees and net total expenses are lower than the peer group median.
The Board took into account management’s discussion with respect to the overall management fee, the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. The Board also noted actions taken over the past several
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years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall Out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(f)	noted that the fund’s Subadvisor is an affiliate of the Advisor
(g)	noted that affiliates of the Advisor provide transfer agency services and placement services to the fund
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor;
(j)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which the fund may realize any economies of scale and whether fee levels reflect these economies of scale for the benefit of the fund shareholders, the Board:
(a)	considered that the Advisor has agreed to waive a portion of its management fee and/or reimburse or pay operating expenses of the fund to reduce operating expenses;
(b)	reviewed the fund’s advisory fee structure and concluded that (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the
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advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the potential effect of the fund’s future growth in size on its performance and fees. The Board noted that if the fund’s assets increase over time, the fund may realize other economies of scale.Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the fund’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also considered any potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
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Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays subadvisory fees to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third- party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group and the benchmark index. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the fund’s performance has generally outperformed the historical performance of comparable funds and the fund’s benchmark index;
(3)	the subadvisory fees are reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor and not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund to permit shareholders to benefit from economies of scale if the fund grows.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
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STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Collateral Trust, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisor, Manulife Investment Management (US) LLC (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and holds quarterly meetings to: (1) review the day-to-day operations of the LRMP; (2) monitor current market and liquidity conditions; (3) review and approve month-end liquidity classifications; (4) monitor illiquid investment levels against the 15% limit on illiquid investments and established Highly Liquid Investment Minimums (HLIMs), if any; (5) review quarterly testing and determinations, as applicable; (6) review redemption-in-kind activities; and (7) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity issues. The Committee also monitors global events, such as the ongoing COVID-19 Coronavirus pandemic and amendments to the Office of Foreign Assets Control sanctioned company lists, that could impact the markets and liquidity of portfolio investments and their classifications.
The Committee provided the Board at a meeting held by videoconference on March 22-24, 2022 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2021 through December 31, 2021, included an assessment of important aspects of the LRMP including, but not limited to: (1) Security-level liquidity classifications; (2) Fund-level liquidity risk assessment; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) HLIM determination; (5) Compliance with the 15% limit on illiquid investments; (6) Operation of the Fund’s Redemption-In-Kind Procedures; and (7) Review of liquidity management facilities.
Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2021 and key initiatives for 2022.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
•	The Fund did not report any breaches of the 15% limit on illiquid investments that would require reporting to the Securities and Exchange Commission;
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•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of the Fund.
25	JOHN HANCOCK COLLATERAL TRUST | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
Peter S. Burgess*
William H. Cunningham*
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
† Non-Independent Trustee
* Member of the Audit Committee
1 Effective March 31, 2022, Connor Minnaar, CFA was added as a portfolio manager of the fund.
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Bridget Bruce
Christopher Coccoluto
Michael Lorizio
James Madison
Connor Minnaar, CFA1
Placement Agent
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov.
The fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on Form N-MFP. Form N-MFP is available on the SEC’s website at sec.gov. Shareholders may access Form N-MFP via the link to the fund at https://www.jhinvestments.com/collateral-trust.
We make this information on your fund available by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
SEMIANNUAL REPORT | JOHN HANCOCK COLLATERAL TRUST	26

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
John Hancock Preferred Income ETF
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Collateral Trust. It is not authorized for distribution to prospective investors unless preceded or accompanied by a registration statement.
315SA 6/22
8/2022

ITEM 2. CODE OF ETHICS.

(a)Not Applicable

(b)Not Applicable

(c)Not Applicable

(d)Not Applicable

(e)Not Applicable

(f)Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)Not Applicable

(b)Not Applicable

(c)Not Applicable

(d)Not Applicable

(e)Not Applicable

(f)Not Applicable

(g)Not Applicable

(h)Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Not applicable

(b)Not applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter."

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter."

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Collateral Trust

By:

/s/ Andrew Arnott

Andrew Arnott

President

Date: August 23, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Andrew Arnott

Andrew Arnott

President

Date: August 23, 2022

By:

/s/ Charles A. Rizzo

Charles A. Rizzo

Chief Financial Officer

Date: August 23, 2022